Consolidated statements of changes in equity - USD ($) shares in Thousands, $ in Thousands	Share capital [Member]	Preferred Share capital [Member]	Equity reserve [Member]	Foreign currency translation reserve [Member]	Deficit [Member]	Attributable to shareholders of the Company [Member]	Non-controlling Interests [Member]	Total
Balance at Dec. 31, 2018	$ 212,943		$ 34,837	$ 6,541	$ (170,125)	$ 84,196		$ 84,196
Balance, shares at Dec. 31, 2018	43,402
Net loss for the year					(32,653)	(32,653)	(1,587)	(34,240)
Other comprehensive income (loss) for the year				154	(1,051)	(897)		(897)
Contribution from non-controlling interests (Note 20)
At-the-market offering (Note 18)
September bought deal public offering (Note 18)
Joint venture agreement (Note 20)					691	691	14,309	15,000
San Felipe property option transaction costs	$ 600					600		600
San Felipe property option transaction costs, shares	452
Acquisition of Pershing Gold Corporation (Note 6)	$ 38,604	$ 5,714	1			44,319		44,319
Acquisition of Pershing Gold Corporation (Note 6), shares	24,849	3,678
Subscription agreement with Sandstorm Gold Ltd. (Note 18)	$ 7,371					7,371		7,371
Subscription agreement with Sandstorm Gold Ltd. (Note 18), shares	4,785
Conversion of convertible loans payable	$ 4,284					4,284		4,284
Conversion of convertible loans payable, shares	2,764
Warrants issued on acquisition transaction costs			471			471		471
Warrants issued on financing transaction costs			149			149		149
Reclassification of derivative warrant liability			680			680		680
Non-brokered private placement (Note 18)	$ 9,468		141			9,609		9,609
Non-brokered private placement (Note 18), shares	3,955
Shares and warrants issued on joint venture transaction costs	$ 697		202			899		899
Shares and warrants issued on joint venture transaction costs, shares	223
Conversion of preferred shares	$ 5,553	$ (5,553)
Conversion of preferred shares, shares	3,574	(3,574)
Share-based payments			3,384			3,384		3,384
Exercise of options, warrants, and deferred share units	$ 4,992		(1,804)			3,188		3,188
Exercise of options, warrants, and deferred share units, shares	2,603
Balance at Dec. 31, 2019	$ 284,512	$ 161	38,061	6,695	(203,138)	126,291	12,722	139,013
Balance, shares at Dec. 31, 2019	86,607	104
Net loss for the year					(25,153)	(25,153)	(4,913)	(30,066)
Other comprehensive income (loss) for the year				147	(1,962)	(1,815)	(1,308)	(3,123)
Contribution from non-controlling interests (Note 20)							4,987	4,987
Acquisition of San Felipe property (Note 9)	$ 1,687					4,350		4,350
Acquisition of San Felipe property (Note 9), shares	4,350
At-the-market offering (Note 18)	$ 9,015					14,276		14,276
At-the-market offering (Note 18), shares	14,276
May bought deal public offering (Note 18)	$ 10,270					19,130		19,130
May bought deal public offering (Note 18), shares	19,130
September bought deal public offering (Note 18)	$ 10,205					28,040		28,040
September bought deal public offering (Note 18), shares	28,040
Warrants issued on financing transaction costs			185			185		185
Conversion of preferred shares	$ 161	$ (161)
Conversion of preferred shares, shares	104	(104)
Share-based payments			4,221			4,221		4,221
Exercise of options and deferred share units	$ 87		(89)			149		149
Exercise of options and deferred share units, shares	238
Balance at Dec. 31, 2020	$ 117,975		$ 42,378	$ 6,842	$ (230,253)	$ 169,674	$ 11,488	$ 181,162
Balance, shares at Dec. 31, 2020	350,707